Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Ordinary Shares Issued and Fully Paid

Ordinary shares issued and fully paid as at December 31, 2020 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
311,352,064	Class A ordinary shares	0.04	$12,454	$882,422	$783,529	$1,678,405
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
354,210,144			$14,168	$927,931	$783,529	$1,725,628

During 2020, 14,611,136 shares were issued. All were fully paid and newly issued Class A ordinary shares. The nominal value of all shares issued is $0.04 each. The total Class A ordinary shares issued in respect of share options that were exercised and RSUs that have vested was 12,721,798.

On November 17, 2020, the Company issued 1,889,338 Class A ordinary shares to Artemis representing 0.5% of existing issued share capital, for total gross proceeds of $50.0 million.

Ordinary shares issued and fully paid as at December 31, 2019 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
296,740,928	Class A ordinary shares	0.04	$11,870	$832,498	$783,529	$1,627,897
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
339,599,008			$13,584	$878,007	$783,529	$1,675,120